EMPLOYEE BENEFIT PLANS - Schedule of Pension and post-retirement plan assets by asset category (Details) $ in Thousands	Sep. 30, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets, subtotal excluding accrued income and plan receivables	$ 22,275
Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets, subtotal excluding accrued income and plan receivables	17,416
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets, subtotal excluding accrued income and plan receivables	4,859
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets, subtotal excluding accrued income and plan receivables	0
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,692
Equity securities | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	2,692
Equity securities | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0
Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0
Other Security Investments
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14,724
Other Security Investments | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	14,724
Other Security Investments | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0
Other Security Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0
Commingled funds
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,859
Commingled funds | Quoted Prices in Active Markets for Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	0
Commingled funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	4,859
Commingled funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, fair value of plan assets	$ 0